Cover Page		12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	SIRIUS INTERNATIONAL INSURANCE GROUP, LTD.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38731
Entity Tax Identification Number	98-0529995
Entity Address, Address Line One	14 Wesley Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	278-3140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	SG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001744894
Amendment Flag	false